Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of debt

	March 31, 2017	December 31, 2016
Debt classified as current liabilities:
Hancock County industrial revenue bonds ("IRBs") due 2028, interest payable quarterly (variable interest rates (not to exceed 12%)) (1)	$7,815	$7,815
Debt classified as non-current liabilities:
7.5% senior secured notes due June 1, 2021, net of debt discount of $2,191 and $2,301, respectively, interest payable semiannually	247,809	247,699
Total	$255,624	$255,514

(1)
The IRBs are classified as current liabilities because they are remarketed weekly and could be required to be repaid upon demand if there is a failed remarketing. The IRB interest rate at March 31, 2017 was 1.11%.

	December 31,
	2016	2015
Debt classified as current liabilities:
Hancock County industrial revenue bonds ("IRBs") due 2028, interest payable quarterly (variable interest rates (not to exceed 12%)) (1)	$7,815	$7,815
Debt classified as non-current liabilities:
7.5% senior secured notes due June 1, 2021, net of debt discount of $2,301 and $2,722, respectively, interest payable semiannually	247,699	247,278
Total	$255,514	$255,093

(1)
The IRBs are classified as current liabilities because they are remarketed weekly and could be required to be repaid upon demand if there is a failed remarketing. The IRB interest rate at December 31, 2016 was .92%.

Schedule of line of credit facilities
Status of our Iceland revolving credit facility:

March 31, 2017
Credit facility maximum amount	$50,000
Borrowing availability	50,000
Outstanding borrowings	—
Borrowing availability, net of borrowings	50,000
Status of our U.S. revolving credit facility:

March 31, 2017
Credit facility maximum amount	$150,000
Borrowing availability	115,288
Outstanding letters of credit issued	65,764
Outstanding borrowings	—
Borrowing availability, net of outstanding letters of credit and borrowings	49,524

Status of our Iceland revolving credit facility:

December 31, 2016
Credit Facility maximum amount	$50,000
Borrowing availability	50,000
Outstanding letters of credit issued	—
Outstanding borrowings	—
Borrowing availability, net of outstanding letters of credit and borrowings	50,000
Status of our U.S. revolving credit facility:

December 31, 2016
Credit facility maximum amount	$150,000
Borrowing availability	96,048
Outstanding letters of credit issued	45,944
Outstanding borrowings	—
Borrowing availability, net of outstanding letters of credit and borrowings	50,104

Debt Instrument Redemption
Prior to June 1, 2016, we may redeem the 2021 Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a make-whole premium, and if redeemed during the twelve-month period beginning on June 1 of the years indicated below, at the following redemption prices plus accrued and unpaid interest:

Year	Percentage
2017	103.750%
2018	101.875%
2019 and thereafter	100.000%

Offsetting of financial instruments and derivatives
The following table provides information about the balance sheet location and gross amounts offset:

Offsetting of financial instruments and derivatives
	Balance sheet location	December 31, 2016	December 31, 2015
E.ON contingent obligation – principal	Other liabilities	$(12,902)	$(12,902)
E.ON contingent obligation – accrued interest	Other liabilities	(8,113)	(6,702)
E.ON contingent obligation – derivative asset	Other liabilities	21,015	19,604
		$—	$—